Other Operating Costs (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Other Operating Costs
Other operating costs can be broken down as follows:

Other Operating Costs	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Office and IT costs	3,282	790	380
Legal and consulting fees	2,477	2,378	916
Selling and travel costs	1,638	451	587
Other business supplies, equipment and services	1,396	382	221
Insurance	803	97	55
Incidental rental costs and maintenance	696	382	370
Onerous contracts provision	240	0	0
Other costs	1,298	864	284
Total	11,830	5,344	2,813